5. Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

4. COMMITMENTS AND CONTINGENCIES

The Company entered into a lease agreement on August 1, 2017 which began on January 1, 2018 and will terminate on December 31, 2018. The Company shall pay the landlord monthly installments of $2,000 for a total lease payment of $12,000 remaining in 2018.

The Company entered into consulting agreements with two directors of the Company throughout the current period which include commitments to issue shares of the Company’s Common Stock from the Company’s Stock Incentive Plan. According to the agreements the Company shall issue 400,000 shares of Common Stock in 2018, 700,000 shares of Common Stock in 2019, and 1,100,000 shares of Common Stock in 2020. As of June 30, 2018 no shares of Common Stock have been issued to these two individuals and the Company has accrued $209,524 in shares payable in conjunction with these two agreements.

The Company entered into a consulting agreement with DATHNA Partners, LLC on October 1, 2017 in which 10,000 shares were earned by the consultant on the first day of each month for the period of the contract (October, November and December of 2017). The shares were valued at fair market value and are accounted for as issued and outstanding at December 31, 2017 although the certificates representing the 30,000 shares were subsequently issued by the Company in January of 2018.

The Company also entered into a consulting agreement with Draco Financial, LLC in which the Company agreed to issue the consultant 500,000 shares of common stock. The shares were valued at fair marked valued and are accounted for as issued and outstanding at December 31, 2017 although the certificates representing The shares were subsequently issued in January and February of 2018 of 350,000 and 150,000, respectively.

The Company entered into a lease agreement with a related party on August 1, 2017 which begins on January 1, 2018 and will terminate on December 31, 2018. The Company shall pay the landlord monthly installments of $2,000 for a total lease payment of $24,000 in 2018.